CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	9,928,751,976	9,928,751,976
Ordinary shares, shares issued		12,000,000
Ordinary shares, shares outstanding		12,000,000
Class A ordinary shares
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	12,357,500	12,357,500
Ordinary shares, shares issued	8,913,333
Ordinary shares, shares outstanding	8,913,333
Class B ordinary shares
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	9,977,642,500	9,977,642,500
Ordinary shares, shares issued	104,512,229
Ordinary shares, shares outstanding	104,512,229
Series A preferred shares
Redeemable convertible preferred shares, par value	$ 0.0001
Redeemable convertible preferred shares, shares authorized	6,000,000	6,000,000
Redeemable convertible preferred shares, shares issued		6,000,000
Redeemable convertible preferred shares, shares outstanding		6,000,000
Redeemable convertible preferred shares, Liquidation value		749,970
Series B preferred shares
Redeemable convertible preferred shares, par value	$ 0.0001
Redeemable convertible preferred shares, shares authorized	11,333,340	11,333,340
Redeemable convertible preferred shares, shares issued		11,333,340
Redeemable convertible preferred shares, shares outstanding		11,333,340
Redeemable convertible preferred shares, Liquidation value		16,999,970
Series C preferred shares
Redeemable convertible preferred shares, par value	$ 0.0001
Redeemable convertible preferred shares, shares authorized	13,781,800	13,781,800
Redeemable convertible preferred shares, shares issued		13,781,800
Redeemable convertible preferred shares, shares outstanding		13,781,800
Redeemable convertible preferred shares, Liquidation value		38,000,000
Series D preferred shares
Redeemable convertible preferred shares, par value	$ 0.0001
Redeemable convertible preferred shares, shares authorized	21,671,117	21,671,117
Redeemable convertible preferred shares, shares issued		21,671,117
Redeemable convertible preferred shares, shares outstanding		21,671,117
Redeemable convertible preferred shares, Liquidation value		85,200,000
Series E preferred shares
Redeemable convertible preferred shares, par value	$ 0.0001
Redeemable convertible preferred shares, shares authorized	18,461,767	18,461,767
Redeemable convertible preferred shares, shares issued		18,461,767
Redeemable convertible preferred shares, shares outstanding		18,461,767
Redeemable convertible preferred shares, Liquidation value		75,000,000